EQUITY OPERATING SURPLUS (Details)	12 Months Ended
Dec. 31, 2017 $ / shares
Minimum Quarterly Distribution [Member]
Capital Unit [Line Items]
Marginal percentage, interest in distributions, quarterly distribution	100.00%
Total quarterly distribution, distribution (in dollars per share)	$ 0.300
Minimum Quarterly Distribution [Member] | PBF LLC [Member]
Capital Unit [Line Items]
Marginal percentage, interest in distributions, quarterly distribution	0.00%
First Target Distribution [Member]
Capital Unit [Line Items]
Marginal percentage, interest in distributions, quarterly distribution	100.00%
Total quarterly distribution, minimum distribution (in dollars per share)	$ 0.300
Total quarterly distribution, maximum distribution (in dollars per share)	$ 0.345
First Target Distribution [Member] | PBF LLC [Member]
Capital Unit [Line Items]
Marginal percentage, interest in distributions, quarterly distribution	0.00%
Second Target Distribution [Member]
Capital Unit [Line Items]
Marginal percentage, interest in distributions, quarterly distribution	85.00%
Total quarterly distribution, minimum distribution (in dollars per share)	$ 0.0345
Total quarterly distribution, maximum distribution (in dollars per share)	$ 0.375
Second Target Distribution [Member] | PBF LLC [Member]
Capital Unit [Line Items]
Marginal percentage, interest in distributions, quarterly distribution	15.00%
Third Target Distribution [Member]
Capital Unit [Line Items]
Marginal percentage, interest in distributions, quarterly distribution	75.00%
Total quarterly distribution, minimum distribution (in dollars per share)	$ 0.375
Total quarterly distribution, maximum distribution (in dollars per share)	$ 0.450
Third Target Distribution [Member] | PBF LLC [Member]
Capital Unit [Line Items]
Marginal percentage, interest in distributions, quarterly distribution	25.00%
Thereafter [Member]
Capital Unit [Line Items]
Marginal percentage, interest in distributions, quarterly distribution	50.00%
Total quarterly distribution, distribution (in dollars per share)	$ 0.450
Thereafter [Member] | PBF LLC [Member]
Capital Unit [Line Items]
Marginal percentage, interest in distributions, quarterly distribution	50.00%